10-K Employee Benefit Plans - Defined contribution plans and multiemployer plans, narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multiemployer Plan [Line Items]
Multiemployer plan, contribution cost	$ 5,611	$ 12,470	$ 12,770
Other postretirement benefits
Multiemployer Plan [Line Items]
Multiemployer plan, contribution cost	1,800	3,200	3,400
Qualified plan
Multiemployer Plan [Line Items]
Defined contribution plan, contribution cost	$ 27,600	$ 26,600	$ 28,000